SHARE-BASED PAYMENTS (Details Narrative)				12 Months Ended
	Jan. 27, 2025 $ / shares	Jan. 23, 2025 $ / shares	Jul. 28, 2024 shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023
Notes and other explanatory information [abstract]
Number of share options granted in share-based payment arrangement | shares			5,400,000
Weighted average share price, recapitalized				$ 2.746	$ 2.998
Weighted average share price	$ 4.10	$ 4.10		$ 2.098
Weighted average remaining contractual life				2 years 6 months 25 days	7 months 17 days	1 year 7 days
Percentage of equity value				100.00%